Supplemental information with respect to cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Reclassification of additional paid-in capital on exercise of stock options and warrants	$ 366,868	$ 1,653,289
Ordinary shares issued to retire accounts payable (notes 6(b)(iii), 6(b)(iv) and 6(b)(ix))		294,000	125,000
Options exercised for settlement of debt (note 6(b)(v))		75,000
Ordinary shares issued to retire interest payable and promissory notes payable		24,000
Additional paid-in capital on KWC loan payable (note 4(d))			$ 113,912